SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION
13.
SHARE-BASED COMPENSATION

Share options

In March 2019, the Group approved the Share Incentive Plan (the “Plan”) under which the maximum aggregate number of ordinary shares that may be issued pursuant to all awards is 28,400,000 shares. The shares reserved may be increased automatically if and whenever the unissued shares reserved accounts for less than one percent (1%) of the total then issued and outstanding shares, so that after the increase, the shares unissued and reserved under the Plan immediately after each such increase shall equal to five percent (5%) of the then issued and outstanding shares.

During the years ended December 31, 2019, the Group granted share options to employees. The term of the option shall not exceed ten years from the date of the grant.

The options will vest in accordance with the vesting schedules set out in the respective share option agreements with vesting period ranging from 0 to 10 years.

The Group determined the estimated fair value of the options on the respective grant dates using the binomial option pricing model with the assistance from an independent valuation firm. The following assumptions were used.

	As of December 31,
Grant date	2019	2020	2021
Risk-free interest rate	3.20%	—	—
Volatility	54.60%	—	—
Dividend yield	—	—	—
Exercise multiples	2.2-2.8	—	—
Life of options (in years)	10	—	—
Fair value of underlying ordinary shares	72.1	—	—

Risk-free interest rate

Risk-free interest rate was estimated based on the daily treasury long term rate of the U.S. Treasury Department with a maturity period close to the expected term of the options, plus the country default spread of China.

Volatility

The volatility of the underlying ordinary shares during the lives of the options was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the expected term of the options.

13.
SHARE-BASED COMPENSATION - continued

Share options - continued

Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options.

Exercise multiples

Exercise multiple represents the value of the underlying share as a multiple of exercise price of the option which, if achieved, results in exercise of the option.

Life of options

Life of options is extracted from option agreements.

Fair value of underlying ordinary shares

Prior to the completion of initial public offering, the estimated fair value of the ordinary shares underlying the options as of the respective grant dates was determined based on a valuation with the assistance of a third party appraiser. The fair value of the underlying ordinary shares is determined based on the closing market price of the share after the completion of initial public offering in June 2019.

A summary of options activities during the year ended December 31, 2021 is presented below:

	Number of options	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual term (years)	Average instristic value
Options outstanding at January 1, 2021	7,850,864	0.01	23.53	7.61	3,973,335
Granted	—	—	—
Exercised	751,743	0.01	27.13
Forfeited	1,355,260	0.01	39.33
Cancelled	530,700	0.01	72.12
Options outstanding at December 31, 2021	5,213,161	0.01	13.96	6.63	96,622
Options vested and expected to vest as of December 31, 2021	5,213,161	0.01	13.96	6.63	96,622
Options exercisable as of December 31, 2021	841,611	0.01	5.01	5.70	15,599

13.
SHARE-BASED COMPENSATION - continued

Share options - continued

The total fair value of options vested during the years ended December 31, 2019, 2020 and 2021 were RMB14,948, RMB21,081 and RMB19,134 respectively.

The Group recognizes compensation expenses related to options over the estimated service period for each separate vesting portion of the award as if the award is in substance, multiple awards.

As of December 31, 2021, there was RMB30,511 of unrecognized compensation expenses related to options expected to be recognized over a weighted average period of 6.63 years.

Restricted Stock Units

Under the Plan, the Group granted 4,135,425 RSUs to employees at an exercise price of nil per share during the year ended December 31, 2021. The vesting period of these RSUs ranged from 0 to 6 years. The RSUs are not transferable and may not be sold or pledged and the holder has no voting or dividend right on the non-vested RSUs. In the event that the employment with the Group is terminated for any reason prior to vesting in the RSUs, the holder’s right to the unvested RSUs will terminate immediately. The non-vested RSUs will be repurchased by the Group at no cost.

The Group recognized compensation expense over the requisite service period for each separately vesting portion of the award as if the award is in substance, multiple awards. The aggregate fair values of RSUs are measured at the fair value of the Group’s ordinary shares on the grant date which were RMB117,664, RMB672,010 and RMB558,876 during the years ended December 31, 2019, 2020 and 2021, respectively.

As of December 31, 2021, there was RMB244,109 unrecognized compensation cost related to RSUs which is expected to be recognized over a weighted average vesting period of 3.18 years. The weighted average granted fair value of the RSUs granted during the years ended December 31, 2019, 2020 and 2021 was RMB153.40, RMB391.35 and RMB135.14 per RSU, respectively.

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SHARE-BASED COMPENSATION - continued

Restricted Stock Units - continued

A summary of the RSUs activity during the year ended December 31, 2021 is presented below:

RSUs
Unvested balance at January 1, 2021	2,299,282
Granted	4,135,425
Vested	824,723
Forfeited	2,286,139
Cancelled	332,041
Unvested balance at December 31, 2021	2,991,804

The Group recognized RMB60,237, RMB238,446 and RMB345,259 of compensation expenses for all options and RSUs granted for the years ended December 31, 2019, 2020 and 2021, respectively.

Modifications

During 2021, as a result of the Business Restructuring, the Group cancelled 530,700 options and 1,613 RSUs without concurrent grant of a replacement award or other valuable consideration, for those the Group recognized any previously unrecognized compensation cost at the cancellation date. Additionally, the Group also cancelled 330,428 RSUs and further paid RMB24,370 as cash consideration. Any previous unrecognized compensation costs related to the award were recorded at the cancellation date. The Group recognized incremental compensation expense amounting to RMB24,370, equal to the excess of the cash consideration over the fair value of the cancelled award which was nominal at the cancellation date.